Supplement Dated May 31, 2016

To the

Prospectus Dated May 1, 2016 for

Protective Investors Series

Issued By

Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your Protective Investors Series Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

At a meeting of the Board of Trustees (the “Board”) of Guggenheim Variable Funds Trust (the “Trust”) held on May 17-18, 2016, the Board approved a plan of liquidation (the “Plan of Liquidation”) for the Macro Opportunities Series (the “Fund”) that would result in the liquidation of the Fund effective August 8, 2016 (the “Liquidation Date”).  On that date, the Macro Opportunities Series Subaccount, which invests in the Fund, would also be liquidated.  The Plan of Liquidation is subject to shareholder approval. Enclosed with this Supplement is a supplement to the Fund Prospectus that describes the Plan of Liquidation.

Contract Value on the Date of Liquidation.  If the Plan of Liquidation is approved by shareholders and you have Contract Value allocated to the Macro Opportunities Series Subaccount as of 3:00 P.M. Central Standard Time on August 5, 2016, we will automatically transfer that Contract Value to the Oppenheimer Government Money Fund Subaccount (the “Money Market Subaccount”).  Following the transfer you will receive a confirmation statement showing that the transfer has occurred and the amount transferred.  Any request we receive at or after 3:00 P.M. Central Standard Time on August 5, 2016 for the allocation of or transfer of Contract Value to the Macro Opportunities Series Subaccount will result in an allocation of such Contract Value to the Money Market Subaccount.

Beginning at 3:00 P.M. Central Standard Time on August 5, 2016,  if your instructions for automatic asset rebalancing, dollar cost averaging, or automatic interest sweeps provide for the allocation of Contract Value to the Macro Opportunities Series Subaccount, we will allocate such Contract Value to the Money Market Subaccount.  You may change your instructions for automatic asset rebalancing, dollar cost averaging, or automatic interest sweep transfer at any time by contacting us at 800-456-6330.

Transfer Rights.  Under your Contract, you are permitted to transfer Contract Value among the following investment options:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund, Series II Shares	This Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Balanced Risk Allocation Fund, Series II Shares	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco V.I. Comstock Fund, Series II Shares	This Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Fund, Series II Shares	This Fund’s investment objectives are both capital appreciation and current income.
Invesco V.I. Growth and Income Fund, Series II Shares	This Fund’s investment objective is to seek long-term growth of capital and income.
Invesco V.I. Mid Cap Growth Fund, Series II Shares	This Fund’s investment objective is to seek capital growth.
Invesco V.I. Government Securities Fund, Series II Shares	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco V.I. Global Real Estate Fund, Series II Shares	This Fund’s investment objective is total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series II Shares	This Fund’s investment objective is long-term growth of capital.
Invesco V.I. Small Cap Equity Fund, Series II Shares	The Fund’s investment objective is long-term growth of capital.

Clayton Street Trust

Protective Life Dynamic Allocation Series- Conservative Portfolio	This Fund seeks total return through income and growth of capital, balanced by capital preservation.
Protective LIfe Dynamic Allocation Series- Growth Portfolio	This Fund seeks total return through growth of capital, balanced by capital preservation.
Protective Life Dynamic Allocation Series- Moderate Portfolio	This Fund seeks total return through growth of capital and income, balanced by capital preservation.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2	This Fund seeks long-term capital appreciation.
VIP Index 500 Portfolio, Service Class 2	This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
VIP Investment Grade Bond Portfolio, Service Class 2	This Fund seeks as high a level of current income as is consistent with the preservation of capital.
VIP Mid Cap Portfolio, Service Class 2	This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth VIP Fund, Class 2

This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Income VIP Fund, Class 2	This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in both equity and debt securities.
Franklin Rising Dividends VIP Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid rising dividends.

Franklin Small Cap Value VIP Fund, Class 2	This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth VIP Fund,	This Fund seeks long-term capital growth. Under normal market

Class 2	conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Franklin U.S. Government Securities VIP Fund, Class 2	This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.
Franklin Mutual Shares VIP Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Templeton Foreign VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Developing Markets VIP Fund, Class 2	This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.

Templeton Global Bond VIP Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Templeton Growth VIP Fund, Class 2	This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Goldman Sachs Variable Insurance Trust

Strategic Growth Fund, Service Class	This Fund seeks long-term growth of capital.
Global Trends Allocation Fund, Service Class	This Fund seeks total return while seeking to provide volatility management.
Growth Opportunities Fund, Service Class	This Fund seeks long-term growth of capital.
Mid Cap Value Fund, Service Class	This Fund seeks long-term capital appreciation.
Strategic International Equity Fund, Service Class	This Fund seeks long-term growth of capital.

Guggenheim Variable Fund

Guggenheim Floating Rate Strategies Series, (Series F)	This Fund seeks a high level of current income while maximizing total return.
Guggenheim Macro Opportunities Series, (Series M)	This Fund seeks total return, comprised of current income and capital appreciation.
Guggenheim Multi-Hedge Strategies Fund	This Fund seeks long-term capital appreciation with less risk than traditional equity funds.
Guggenheim Global Managed Futures Strategy Fund	This Fund seeks to generate positive total return over time.
Guggenheim Long Short Equity Fund	This Fund seeks long-term capital appreciation.

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Portfolio, Class II (formerly ClearBridge Variable Mid Cap Core Portfolio)	This Fund seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Portfolio, Class II	This Fund seeks long-term growth of capital.
QS Dynamic Multi-Strategy VIT Fund, Class II

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio, Value Class	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Calibrated Dividend Growth Portfolio, Value Class	The Fund’s investment objective is to seek current income and capital appreciation.
Bond-Debenture Portfolio, Value Class	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
Growth Opportunities Portfolio, Value Class	The Fund’s investment objective is capital appreciation.
Classic Stock Portfolio, Value Class	The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk.

Mid-Cap Stock Portfolio, Value Class	The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust(1)

MFS® Growth Series, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® Investors Trus Series, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® New Discovery Series, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® Research Series, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® Total Return Bond Series, Service Class Shares	This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.
MFS® Total Return Series, Service Class Shares	This Fund’s investment objective is to seek total return.
MFS® Utilities Series, Service Class Shares	This Fund’s investment objective is to seek total return.
MFS® Value Series, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.

MFS® Variable Insurance Trust II(1)

MFS® Emerging Markets Equity Portfolio, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® International Value Portfolio, Service Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares	This Fund seeks capital appreciation.
Global Fund/VA, Service Shares	This Fund seeks capital appreciation.
Main Street Fund/VA, Service Shares	This Fund seeks capital appreciation.
Government Money Fund/VA (formerly Money Fund/VA)	This Fund seeks income consistent with stability of principal. You could lose money by investing in the Government Money Fund/VA. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative.

Global Strategic Income Fund/VA, Service Shares	This Fund seeks total return.

PIMCO Variable Insurance Trust

All Asset Portfolio, Advisor Class	This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Global Diversified Allocation Portfolio, Advisor Class	The Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.
Long-Term US Government Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements.

Low Duration Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The average portfolio duration of this Portfolio normally varies from one to three years based on Pacific Investment Management Company LLC’s forecast for interest rates. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Real Return Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, future contracts or swap agreements.

Short-Term Portfolio, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The average portfolio duration of this Portfolio will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Total Return Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Royce Capital Fund

Micro-Cap Fund, Service Class	This Fund seeks long-term growth of capital and invests primarily in equity securities of micro-cap companies, those with market capitalizations of up to $1 billion.
Small-Cap Fund, Service Class	This Fund seeks long-term growth of capital and invests primarily in equity securities of small-cap companies, those with market capitalizations of up to $3 billion.

Rydex Variable Trust

Rydex Nova Fund(2)	This Fund seeks to provide investment results that match the daily performance, before fees and expenses, of the Fund’s current benchmark, which is 150% of the performance of the S&P 500® Index.
Rydex Inverse S&P 500 Strategy Fund(2)

This Fund seeks to provide investment results that match the daily performance, before fees and expenses, of the Fund’s current benchmark, which is the inverse (opposite) of the performance of the S&P 500® Index.

Rydex Inverse Government Long Bond Strategy Fund(2)

This Fund seeks to provide investment results that correspond, to the daily performance, before fees and expenses, to the Fund’s current benchmark, which is the inverse (opposite) performance of the Long Treasury Bond.

Rydex Commodities Strategy Fund(2)	This Fund seeks to provide investment results that correspond, to the daily performance, before fees and expenses, to the Fund’s current benchmark, which is the S&P GSCITM Commodity Index.

(1) Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(2) Effective May 1, 2014, the Sub-Account investing in this Rydex Fund is only available to Owners invested in that Sub-Account as of that date. Unless you had Contract Value in this Sub-Account as of April 30, 2014, this Sub-Account is no longer available for the allocation of Purchase Payments or transfer of Contract Value. Transfers of Contract Value include transfers made pursuant to the dollar-cost averaging program, but do not include transfers made pursuant to allocation adjustment or portfolio rebalancing programs. If you had Contract Value in this Sub-Account on April 30, 2014, your Contract Value will remain invested in the Sub-Account and you may continue to allocate Purchase Payments and transfer Contract Value to the Sub-Account, but if you submit new allocation instructions to our Administrative Office where your Contract Value will no longer be invested in this Sub-Account, you will no longer be permitted to allocate Purchase Payments and transfer Contract Value to the Sub-Account. If we receive an application for a Contract with an allocation to the Sub-Account investing in this Rydex fund, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided. If we receive a Purchase Payment for an existing Contract with an allocation to the Sub-Account investing in this Rydex fund, (other than from an Owner currently invested in the Sub-Account), we will return the applicable portion of the payment to you. If you are not currently invested in the Sub-Account investing in this Rydex fund and you request a transfer of Contract Value to that Sub-Account, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

If you have Contract Value in the Macro Opportunities Series Subaccount, you will receive a letter from us under separate cover that provides specific instructions on how to transfer your Contract Value from the Macro Opportunities Series Subaccount to another investment option.

We will not impose any transfer fee on any transfers from the Macro Opportunities Series Subaccount to any other investment options(s) (including any transfer we make to the Money Market Subaccount on the Liquidation Date) from the date of this Supplement until the Liquidation Date, nor will we count any transfer out of the Macro Opportunities Series Subaccount from the date of this Supplement until the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.  We will also not impose any transfer fee on any transfer from the Money Market Subaccount for 60 days after the Liquidation Date nor will we count any transfer out of the Money Market Subaccount for 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.

As noted in the supplement to the Fund Prospectus, the Fund plans to engage in business and activities for the purpose of winding down its business and affairs, which includes increasing its cash holdings and deviating from its investment objective, investment strategies and investment policies as stated in the Fund Prospectus and Statement of Additional Information.  Contract owners who continue to remain in the Macro Opportunities Series Subaccount prior to the Liquidation Date may bear increased expenses resulting from increased transaction costs associated the disposition of the Fund’s portfolio holdings.  Contract owners who continue to remain in the Macro Opportunities Series Subaccount may also bear increased expenses resulting from any decrease in the Fund’s assets as contract owners and other investors withdraw their investment in the Fund in light of the impending Liquidation Date.

We hope you find the enclosed information helpful.  If you would like another copy of the current prospectus for any of the Funds, including the Oppenheimer Government Money Fund, please call us at 800-456-6330.  Your financial representative has also been notified of these changes.  If you have any questions, please contact your financial representative or call us.